UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jed Bowen
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000


Signature, Place and Date of Signing:

     /s/ Jed Bowen                 Irvington, NY             May 13, 2008
-------------------------      ---------------------    ----------------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:       $1,815,539
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 10555              Elm Ridge Capital Partners, L.P.
(2)     028- 12044              Elm Ridge Partners, LLC
(3)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                     VALUE      SHRS OR   SH/ PUT/  INVSMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)   PRN AMT   PRN CALL  DSCRTN   MNGRS    SOLE      SHARED  NONE

ALCATEL-LUCENT                SPONSORED ADR     013904305  66,325    11,514,747 SH        SHARED   1,2,3  11,514,747
AMERICREDIT CORP              COM               03060R101  21,907     2,175,515 SH        SHARED   1,2,3   2,175,515
AMGEN INC                     COM               031162100  62,887     1,505,196 SH        SHARED   1,2,3   1,505,196
AMGEN INC                     COM               031162100  33,424       800,000     PUT   SHARED   1,2,3     800,000
BANK OF AMERICA CORPORATION   COM               060505104  18,955       500,000     PUT   SHARED   1,2,3     500,000
BLOCKBUSTER INC               CL B              093679207  15,768     5,532,741 SH        SHARED   1,2,3   5,532,741
BOEING CO                     COM               097023105  50,202       675,033 SH        SHARED   1,2,3     675,033
CA INC                        COM               12673P105  68,389     3,039,503 SH        SHARED   1,2,3   3,039,503
CAPITAL ONE FINL CORP         COM               14040H105  38,983       792,020 SH        SHARED   1,2,3     792,020
CARDINAL HEALTH INC           COM               14149Y108  48,014       914,387 SH        SHARED   1,2,3     914,387
CENVEO INC                    COM               15670S105  52,096     4,980,530 SH        SHARED   1,2,3   4,980,530
CERNER CORP                   COM               156782104   9,685       259,800     PUT   SHARED   1,2,3     259,800
CF INDS HLDGS INC             COM               125269100  15,543       150,000     PUT   SHARED   1,2,3     150,000
CHEESECAKE FACTORY INC        COM               163072101     927        42,554 SH        SHARED   1,2,3      42,554
CHEESECAKE FACTORY INC        COM               163072101  21,354       980,000     PUT   SHARED   1,2,3     980,000
CIT GROUP INC                 COM               125581108  49,811     4,203,491 SH        SHARED   1,2,3   4,203,491
CITIGROUP INC                 COM               172967101  23,562     1,100,000     PUT   SHARED   1,2,3   1,100,000
CONOCOPHILLIPS                COM               20825C104  27,874       365,755 SH        SHARED   1,2,3     365,755
DONNELLEY R R & SONS CO       COM               257867101  58,875     1,942,423 SH        SHARED   1,2,3   1,942,423
DYNCORP INTL INC              CL A              26817C101  50,707     3,039,978 SH        SHARED   1,2,3   3,039,978
FEDERAL HOME LN MTG CORP      COM               313400301  36,766     1,452,067 SH        SHARED   1,2,3   1,452,067
FEDERAL NATL MTG ASSN         COM               313586109  57,543     2,186,300     PUT   SHARED   1,2,3   2,186,300
FIDELITY NATIONAL FINANCIAL   CL A              31620R105  10,550       575,544 SH        SHARED   1,2,3     575,544
GARMIN LTD                    ORD               G37260109   6,751       125,000     PUT   SHARED   1,2,3     125,000
GOLDMAN SACHS GROUP INC       COM               38141G104  16,539       100,000     PUT   SHARED   1,2,3     100,000
HALLIBURTON CO                COM               406216101  52,380     1,331,800     CALL  SHARED   1,2,3   1,331,800
HARLEY DAVIDSON INC           COM               412822108  15,803       421,400     PUT   SHARED   1,2,3     421,400
HEALTH NET INC                COM               42222G108   9,240       300,000     PUT   SHARED   1,2,3     300,000
HOVNANIAN ENTERPRISES INC     CL A              442487203   3,314       312,600     PUT   SHARED   1,2,3     312,600
IMPAC MTG HLDGS INC           COM               45254P102   6,671     5,252,552 SH        SHARED   1,2,3   5,252,552
ITRON INC                     COM               465741106   5,865        65,000     PUT   SHARED   1,2,3      65,000
JACK IN THE BOX INC           COM               466367109   2,015        75,000     PUT   SHARED   1,2,3      75,000
JOHNSON & JOHNSON             COM               478160104  51,117       787,986 SH        SHARED   1,2,3     787,986
JOS A BANK CLOTHIERS INC      COM               480838101  13,298       648,684 SH        SHARED   1,2,3     648,684
KAPSTONE PAPER & PACKAGING C  COM               48562P103  12,721     1,921,634 SH        SHARED   1,2,3   1,921,634
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111   6,470     3,828,580 PRN       SHARED   1,2,3   3,828,580
MAGNA INTL INC                CL A              559222401  44,538       617,291 SH        SHARED   1,2,3     617,291
MARRIOTT INTL INC NEW         CL A              571903202   7,009       204,000     PUT   SHARED   1,2,3     204,000
MATTEL INC                    COM               577081102  29,367     1,475,740 SH        SHARED   1,2,3   1,475,740
MGM MIRAGE                    COM               552953101   4,843        82,400     PUT   SHARED   1,2,3      82,400
MICRON TECHNOLOGY INC         COM               595112103  20,615     3,453,100 SH        SHARED   1,2,3   3,453,100
MICROSOFT CORP                COM               594918104  55,893     1,969,452 SH        SHARED   1,2,3   1,969,452
NUCOR CORP                    COM               670346105   6,774       100,000     PUT   SHARED   1,2,3     100,000
PACKAGING CORP AMER           COM               695156109  35,296     1,580,671 SH        SHARED   1,2,3   1,580,671
PANERA BREAD CO               CL A              69840W108   7,515       179,400     PUT   SHARED   1,2,3     179,400
PAR PHARMACEUTICAL COS INC    COM               69888P106  21,282     1,223,787 SH        SHARED   1,2,3   1,223,787
PFIZER INC                    COM               717081103  29,735     1,420,665 SH        SHARED   1,2,3   1,420,665
PHH CORP                      COM NEW           693320202  49,221     2,823,917 SH        SHARED   1,2,3   2,823,917
POLARIS INDS INC              COM               731068102  12,285       299,572 SH        SHARED   1,2,3     299,572
PZENA INVESTMENT MGMT INC     CLASS A           74731Q103   1,321       116,685 SH        SHARED   1,2,3     116,685
QUALCOMM INC                  COM               747525103  15,896       387,700 SH        SHARED   1,2,3     387,700
RANGE RES CORP                COM               75281A109  33,851       533,500     PUT   SHARED   1,2,3     533,500
RESEARCH IN MOTION LTD        COM               760975102  33,669       300,000     PUT   SHARED   1,2,3     300,000
SANMINA SCI CORP              COM               800907107  14,971     9,241,339 SH        SHARED   1,2,3   9,241,339
SELECT SECTOR SPDR TR         SBI MATERIALS     81369Y100  32,136       800,000     PUT   SHARED   1,2,3     800,000
SONY CORP                     ADR NEW           835699307  64,066     1,598,859 SH        SHARED   1,2,3   1,598,859
SUNRISE SENIOR LIVING INC     COM               86768K106  12,470       559,700 SH        SHARED   1,2,3     559,700
SUNRISE SENIOR LIVING INC     COM               86768K106  12,470       559,700     PUT   SHARED   1,2,3     559,700
SYMANTEC CORP                 COM               871503108  48,077     2,892,690 SH        SHARED   1,2,3   2,892,690
TITANIUM METALS CORP          COM NEW           888339207   4,666       310,000     PUT   SHARED   1,2,3     310,000
TRINITY INDS INC              COM               896522109  13,325       500,000     PUT   SHARED   1,2,3     500,000
U S G CORP                    COM NEW           903293405  19,948       541,760 SH        SHARED   1,2,3     541,760
UNITEDHEALTH GROUP INC        COM               91324P102  17,180       500,000     PUT   SHARED   1,2,3     500,000
VISTEON CORP                  COM               92839U107  16,678     4,435,551 SH        SHARED   1,2,3   4,435,551
WACHOVIA CORP NEW             COM               929903102  14,305       529,800     PUT   SHARED   1,2,3     529,800
WAL MART STORES INC           COM               931142103  29,255       555,342 SH        SHARED   1,2,3     555,342
WESTERN UN CO                 COM               959802109  33,537     1,576,736 SH        SHARED   1,2,3   1,576,736
WHIRLPOOL CORP                COM               963320106  23,572       271,627 SH        SHARED   1,2,3     271,627
YUM BRANDS INC                COM               988498101   7,442       200,000     PUT   SHARED   1,2,3     200,000


SK 03563 0004 880331